Note 7 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 7 – Stock-Based Compensation

General

The AGL Resources Inc. Omnibus Performance Incentive Plan, as amended and restated, and the Long-Term Incentive Plan (1999) provide for the grant of incentive and nonqualified stock options, stock appreciation rights, shares of restricted stock, restricted stock units, performance cash awards and other stock-based awards to officers and key employees. Under the Omnibus Performance Incentive Plan, as of December 31, 2013, the number of shares issuable upon exercise of outstanding stock options, warrants and rights is 641,371 shares. Under the Long-Term Incentive Plan (1999) as of December 31, 2013, the number of shares issuable upon exercise of outstanding stock options, warrants and rights is 640,082 shares. The maximum number of shares available for future issuance under the Omnibus Performance Incentive Plan is 4,288,563 shares, which includes 1,697,363 shares previously available under the Nicor Inc. 2006 Long-Term Incentive Plan, as amended, pursuant to NYSE rules. No further grants will be made from the Long-Term Incentive Plan (1999) except for reload options that may be granted pursuant to the terms of certain outstanding options.

Accounting Treatment and Compensation Expense

We measure and recognize stock-based compensation expense for our stock-based awards over the requisite service period in our financial statements based on the estimated fair value at the date of grant for our stock-based awards using the modified prospective method. These stock awards include:

●	stock options;

●	stock and restricted stock awards; and

●	performance units (restricted stock units, performance share units and performance cash units).

Performance-based stock awards and performance units contain market conditions. Stock options, restricted stock awards and performance units also contain a service condition.

We estimate forfeitures over the requisite service period when recognizing compensation expense. These estimates are adjusted to the extent that actual forfeitures differ, or are expected to materially differ, from such estimates. The authoritative guidance requires excess tax benefits to be reported as a financing cash inflow. The difference between the proceeds from the exercise of our stock-based awards and the par value of the stock is recorded within additional paid-in capital.

We have granted incentive and nonqualified stock options with a strike price equal to the fair market value on the date of the grant. Fair market value is defined under the terms of the applicable plans as the closing price per share of AGL Resources common stock for the trading day immediately preceding the grant date, as reported in The Wall Street Journal. Stock options generally have a three-year vesting period.

The following table provides additional information related to our cash and stock-based compensation awards.

In millions	2013	2012	2011
Compensation costs (1)	$22	$9	$14
Income tax benefits (1)	1	1	1
Excess tax benefits (2)	-	1	1

(1)	Recorded in our Consolidated Statements of Income.

(2)	Recorded in our Consolidated Statements of Financial Position.

Incentive and Nonqualified Stock Options

The stock options we granted generally expire 10 years after the date of grant. Participants realize value from option grants only to the extent that the fair market value of our common stock on the date of exercise of the option exceeds the fair market value of the common stock on the date of the grant.

As of December 31, 2013 and 2012, we had no unrecognized compensation costs related to stock options. Cash received from stock option exercises for 2013 was $21 million, and the income tax benefits from stock option exercises were immaterial. Cash received from stock option exercises for 2012 was $7 million, and the income tax benefit from stock option exercises was $1 million. The following tables summarize activity related to stock options for key employees and non-employee directors. As used in the table, intrinsic value for options means the difference between the current market value and the grant price.

Stock Options

	Number of options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value (in millions)
Outstanding - December 31, 2010	2,229,112	$34.85
Granted	1,685	42.19
Exercised	(383,646)	31.11
Forfeited	(23,997)	37.70
Outstanding - December 31, 2011	1,823,154	$35.61
Granted	-	-
Exercised	(234,844)	32.07
Forfeited	(59,720)	37.34
Outstanding - December 31, 2012 (1)	1,528,590	$36.09	3.7	$6
Granted	-	-	-
Exercised	(617,358)	35.37	2.3
Forfeited	(12,500)	38.36	2.6
Outstanding - December 31, 2013 (1) (2)	898,732	$36.55	3.0	$10

(1)	All options outstanding at December 31, 2013 and 2012 were exercisable.

(2)	The range of exercise prices for the options outstanding at December 31, 2013 was $30.70 to $43.85.

We measure compensation cost related to stock options based on the fair value of these awards at their date of grant using the Black-Scholes option-pricing model. There were no options granted in 2013 and 2012, and the number of options granted in 2011 was immaterial. We use shares purchased under our 2006 share repurchase program to satisfy exercises to the extent that repurchased shares are available. Otherwise, we issue new shares from our authorized common stock.

Performance Units

In general, a performance unit is an award of the right to receive (i) an equal number of shares of our common stock, which we refer to as a restricted stock unit or (ii) cash, subject to the achievement of certain pre-established performance criteria, which we refer to as a performance cash unit. Performance units are subject to certain transfer restrictions and forfeiture upon termination of employment. The compensation cost of restricted stock unit awards is equal to the grant date fair value of the awards, recognized over the requisite service period, determined according to the authoritative guidance related to stock compensation. The compensation cost of performance cash unit awards is equal to the grant date fair value of the awards measured against progress towards the performance measure, recognized over the requisite service period. No other assumptions are used to value these awards.

Restricted Stock Units In general, a restricted stock unit is an award that represents the opportunity to receive a specified number of shares of our common stock, subject to the achievement of certain pre-established performance criteria. In 2013, we granted 43,830 restricted stock units to certain employees, all of which were outstanding as of December 31, 2013. These restricted stock units had a performance measurement period that ended December 31, 2013. The performance measure, which related to earnings before interest, income tax, depreciation and amortization, was met. As such, the related restricted stock awards will occur in 2014.

Performance Share Unit Awards A performance share unit award represents the opportunity to receive cash and shares subject to the achievement of certain pre-established performance criteria. We granted performance share unit awards to certain officers. These awards have a performance measure that relates to the Company’s relative total shareholder return relative to a group of peer companies. The recorded liability and maximum potential liability related to the 2013, 2012 and 2011 grants are as follows:

In millions	Measurement period end date	Fair value accrued at December 31, 2013	Maximum aggregate payout
Granted in 2011	December 31, 2013	$7	$12
Granted in 2012	December 31, 2014	$6	$18
Granted in 2013	December 31, 2015	$3	$18

Stock and Restricted Stock Awards

The compensation cost of both stock awards and restricted stock awards is equal to the grant date fair value of the awards, recognized over the requisite service period. No other assumptions are used to value the awards. We refer to restricted stock as an award of our common stock that is subject to time-based vesting or achievement of performance measures. Restricted stock awards are subject to certain transfer restrictions and forfeiture upon termination of employment.

Stock Awards -Non-Employee Directors Non-employee director compensation may be paid in shares of our common stock in connection with initial election, the annual retainer, and chair retainers, as applicable. Stock awards for non-employee directors are 100% vested and non-forfeitable as of the date of grant. During 2013 we issued 26,915 shares with a weighted average fair value of $44.04 to our non-employee directors.

Restricted Stock Awards -Employees The following table summarizes the restricted stock awards activity for our employees during the last two years.

	Shares of restricted stock	Weighted average remaining vesting period (in years)	Weighted average fair value
Outstanding - December 31, 2011 (1)	477,354		$34.40
Issued	268,840		40.08
Forfeited	(28,829)		39.07
Vested	(214,274)		36.45
Outstanding - December 31, 2012 (1)	503,091	1.8	$39.44
Issued	175,935	2.8	42.41
Forfeited	(33,352)	2.0	40.64
Vested	(204,421)	0.0	38.71
Outstanding - December 31, 2013 (1)	441,253	1.8	$40.82

(1)	Subject to restriction.

Employee Stock Purchase Plan (ESPP)

We have a nonqualified, broad based ESPP for all eligible employees. As of December 31, 2013, there were 122,763 shares available for future issuance under this plan. Employees may purchase shares of our common stock in quarterly intervals at 85% of fair market value, and we record an expense for the 15% purchase price discount. Employee ESPP contributions may not exceed $25,000 per employee during any calendar year.

	2013	2012	2011
Shares purchased on the open market	97,734	103,589	65,843
Average per-share purchase price	$42.96	$38.96	$40.55
Total purchase price discount	$628,358	$591,855	$401,346